Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	“Compensation Actually Paid” to PEO (1) (4) ($)	Summary Compensation Table Total for PEOII (2) ($)	“Compensation Actually Paid” to PEOII (2) (4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average “Compensation Actually Paid” to Non-PEO NEOs (3) ($)	Value of Initial $100 Fixed Investment Based on: Company Total Shareholder Return ($)	Net Income (in millions) ($)
2023	$933,986	$931,654	$—	$—	$483,377	$521,801	$162	$25.536
2022	862,814	857,239	—	—	$419,515	$423,467	149	$26.645
2021	$527,725	$535,829	$764,492	$764,514	$403,759	$407,839	$143	$28.401

Named Executive Officers, Footnote [Text Block]		The Company’s principal executive officer (“PEO”) reported above for 2021, 2022 and 2023 is James J. Kim
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate Compensation Actually Paid (“CAP”) for the PEOs and Non-PEO NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for 2023:

Non-PEO NEO Average Total Compensation Amount	$ 483,377	$ 419,515	$ 403,759
Non-PEO NEO Average Compensation Actually Paid Amount	521,801	$ 423,467	407,839
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Graphical Representation of CAP and Performance
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	162	$ 149	143
Net Income (Loss)	25,536,000	26,645,000	28,401,000
PEO I - James J. Kim [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	933,986	862,814	527,725
PEO Actually Paid Compensation Amount	$ 931,654	$ 857,239	535,829
PEO II - James M. Ford [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			764,492
PEO Actually Paid Compensation Amount			$ 764,514